CAPITAL STOCK - Cumulative first preferred shares (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cumulative First Preferred Shares
Outstanding amount	$ 3,630.8	$ 3,701.4
Preferred G Shares
Cumulative First Preferred Shares
Number of shares issued			430,000
Number of shares outstanding			430,000
Outstanding amount			$ 430.0